Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.88%
Arizona: 6.69%
Education revenue: 3.44%
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00%	7-1-2027	$ 60,000	$ 60,648
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2028	60,000	60,704
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2029	65,000	65,799
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2030	65,000	65,724
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2031	70,000	70,384
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2032	325,000	325,417
Arizona IDA Education Revenue Refunding Bond Doral Academy Northern Nevada Series A 144A	4.00	7-15-2027	125,000	118,967
				767,643
Health revenue: 3.25%
Arizona IDA Hospital Revenue Phoenix Childrens Hospital Series A	5.00	2-1-2024	300,000	305,785
Maricopa County AZ IDA Honorhealth Project Series A	4.00	9-1-2051	500,000	418,163
				723,948
				1,491,591
California: 2.82%
Utilities revenue: 2.82%
California Community Choice Financing Authority Clean Energy Project Revenue SIFMA Index Series B 2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	2.91	2-1-2052	700,000	628,149
Colorado: 0.51%
Education revenue: 0.51%
Colorado ECFA Charter School New Summit Charter 144A	4.00	7-1-2031	125,000	112,843
Connecticut: 4.73%
Education revenue: 0.57%
Connecticut HEFA Trinity College Series S	5.00	6-1-2029	120,000	127,435
Health revenue: 4.16%
Connecticut HEFA Hartford Healthcare Series A	5.00	7-1-2025	725,000	749,143
Connecticut HEFA Stamford Hospital Series M	5.00	7-1-2024	175,000	177,794
				926,937
				1,054,372
Florida: 3.89%
Education revenue: 0.37%
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	125,000	83,148
See accompanying notes to portfolio of investments

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Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 3.52%
Florida Development Finance Corporation HCFR Lakeland Regional Health System	5.00%	11-15-2026	$ 750,000	$ 784,449
				867,597
Georgia: 1.41%
Education revenue: 0.95%
Georgia Private College & University Authority Mercer University Project	5.00	10-1-2028	200,000	212,804
Utilities revenue: 0.46%
Municipal Electric Authority Georgia Plant Vogtle Units 3 & 4 Project Series A	5.00	1-1-2024	100,000	101,751
				314,555
Illinois: 8.66%
Education revenue: 1.13%
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	125,000	105,682
Illinois Finance Authority Revenue Learn Charter School Project	4.00	11-1-2027	150,000	145,135
				250,817
Health revenue: 4.55%
Illinois Finance Authority Revenue Advocate Health Care	5.00	8-1-2023	1,000,000	1,013,960
Miscellaneous revenue: 2.98%
Chicago IL Transit Authority Federal Transit Administration Capital Grant Receipts	5.00	6-1-2029	625,000	665,229
				1,930,006
Indiana: 5.11%
Health revenue: 3.38%
Indiana Finance Authority Hospital Revenue Reid Health Series 2022 (AGM Insured)	5.00	1-1-2041	725,000	752,407
Water & sewer revenue: 1.73%
Indiana Finance Authority Wastewater Utility Revenue First Lien Communications Workers of America Authority Project Series A	5.00	10-1-2023	380,000	386,312
				1,138,719
Kentucky: 0.93%
Health revenue: 0.93%
Hazard KY Appalachian Regional Healthcare Revenue	4.00	7-1-2051	250,000	207,366
Louisiana: 2.03%
Education revenue: 2.03%
Louisiana Public Facilities Authority Refunding Bonds Loyola University Project	4.00	10-1-2051	575,000	451,782
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 2.02%
Education revenue: 1.15%
Prince Georges County MD Chesapeake Lighthouse Charter 144A	6.50%	8-1-2035	$ 250,000	$ 255,978
Housing revenue: 0.87%
Maryland CDA Department Housing & Community Development Woodside Gardens Series A 144A	1.33	1-1-2024	200,000	194,198
				450,176
Massachusetts: 1.67%
Education revenue: 0.58%
Massachusetts Development Finance Agency Revenue Simmons Collateral Series H (AGC Insured)	5.25	10-1-2033	125,000	130,036
Health revenue: 1.09%
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	250,000	242,893
				372,929
Michigan: 6.69%
Education revenue: 2.58%
Central Michigan University General Revenue	5.00	10-1-2026	175,000	183,694
Universal Academy Michigan Public School Revenue Refunding Bond	2.00	12-1-2026	425,000	392,878
				576,572
GO revenue: 4.11%
Redford MI Union School District # 1 Series 1 (Qualified School Board Loan Fund Insured)	5.00	11-1-2029	845,000	916,071
				1,492,643
Mississippi: 1.30%
Miscellaneous revenue: 1.30%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2023	285,000	289,535
Missouri: 0.68%
Health revenue: 0.68%
Missouri HEFA Lake Regional Health System	5.00	2-15-2025	150,000	152,725
New Hampshire: 2.36%
Health revenue: 2.36%
New Hampshire HEFA Concord Hospital Project Series A	5.00	10-1-2028	500,000	525,173
New Jersey: 3.68%
Miscellaneous revenue: 3.10%
New Jersey EDA School Facilities Construction Series Q	4.00	6-15-2034	750,000	690,564
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.58%
New Jersey Transportation Trust Fund CAB Transportation System Series A ¤	0.00%	12-15-2032	$ 215,000	$ 130,868
				821,432
New York: 8.59%
Education revenue: 5.00%
Build New York City Resource Corporation Academic Leadership Charter Project	4.00	6-15-2036	400,000	347,285
Build New York City Resource Corporation New World Preparatory Charter School Project	4.00	6-15-2031	300,000	274,459
New York Dormitory Authority Revenues Non Fordham University Series A	5.00	7-1-2041	285,000	292,059
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2040	100,000	100,301
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2041	100,000	100,104
				1,114,208
Transportation revenue: 1.83%
Metropolitan Transportation Authority Revenue Transportation Climate Bond Certified	4.00	11-15-2047	500,000	409,448
Water & sewer revenue: 1.76%
Buffalo NY Sewer Authority Green Bonds	5.00	6-15-2031	175,000	190,727
Western Nassau County NY Water Authority Series A Green Bonds	4.00	4-1-2041	225,000	201,499
				392,226
				1,915,882
North Carolina: 3.69%
Education revenue: 1.63%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bond Campbell University Series A	5.00	10-1-2027	350,000	363,691
Miscellaneous revenue: 2.06%
Fayetteville State University Revenue Refunding Bond Limited Obligation Student Housing Project (AGM Insured)	5.00	4-1-2025	445,000	459,132
				822,823
North Dakota: 2.39%
Health revenue: 1.24%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2024	270,000	275,690
Miscellaneous revenue: 1.15%
University of North Dakota Certificates of Participation Housing Infrastructure Project Series A (AGM Insured)	5.00	6-1-2024	250,000	256,568
				532,258
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 1.77%
Education revenue: 0.92%
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00%	12-1-2023	$ 100,000	$ 101,776
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2024	100,000	103,090
				204,866
Housing revenue: 0.85%
Columbus OH Metropolitan Housing Authority General Revenue Bonds	1.00	8-1-2024	200,000	190,720
				395,586
Oklahoma: 3.25%
Transportation revenue: 3.25%
Oklahoma Turnpike Authority Second Senior Revenue Bonds Series C	5.00	1-1-2047	705,000	725,357
Pennsylvania: 13.06%
Education revenue: 3.84%
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	400,000	314,573
Pennsylvania HEFAR Drexel University	5.00	5-1-2026	445,000	461,720
Pennsylvania HEFAR Widener University Series A	4.00	7-15-2046	100,000	80,520
				856,813
Health revenue: 3.13%
Lehigh County PA General Purpose Authority Revenues Good Shepherd Group Series A	4.00	11-1-2027	700,000	697,258
Transportation revenue: 3.81%
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds	5.00	6-1-2028	275,000	286,954
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds Series B-1	5.00	6-1-2030	535,000	561,903
				848,857
Water & sewer revenue: 2.28%
Philadelphia PA Water & Wastewater Revenue Bonds Series C	5.00	10-1-2023	500,000	509,042
				2,911,970
Rhode Island: 2.45%
Education revenue: 2.45%
Rhode Island HEFA Providence College Project Series A	4.00	11-1-2050	645,000	545,842
Texas: 2.84%
Education revenue: 2.01%
Odessa College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2025	440,000	447,459
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.83%
Upper Trinity Regional Water District Regional Treated Water Supply Project (BAM Insured)	4.00%	8-1-2038	$ 200,000	$ 186,019
				633,478
Washington: 1.75%
Housing revenue: 0.66%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	3.00	10-1-2025	150,000	145,826
Utilities revenue: 1.09%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	2.71	5-1-2045	250,000	243,331
				389,157
Wisconsin: 1.91%
Education revenue: 0.88%
PFA Wisconsin Education Revenue Coral Academy of Science	4.00	7-1-2024	100,000	98,512
PFA Wisconsin Education Revenue Coral Academy of Science	4.00	7-1-2025	100,000	97,364
				195,876
Health revenue: 1.03%
PFA Wisconsin Hospital Revenue Carson Valley Medical Center Series A	3.00	12-1-2026	250,000	230,462
				426,338
Total Municipal obligations (Cost $25,036,508)				21,600,284

		Yield	Shares
Short-term investments: 1.68%
Investment companies: 1.68%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		2.10	374,696	374,921
Total Short-term investments (Cost $374,919)				374,921
Total investments in securities (Cost $25,411,427)	98.56%			21,975,205
Other assets and liabilities, net	1.44			320,661
Total net assets	100.00%			$22,295,866

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$144,685	$1,409,777	$(1,179,550)	$16	$(7)	$374,921	374,696	$1,295
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  7

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$21,600,284	$0	$21,600,284
Short-term investments
Investment companies	374,921	0	0	374,921
Total assets	$374,921	$21,600,284	$0	$21,975,205
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Managed Account CoreBuilder Shares - Series SM